RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					3 Months Ended
	Sep. 15, 2025	Sep. 02, 2025	Jul. 22, 2025	Jan. 03, 2025	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 13, 2025
DisclosureLineElements [Line Items]
Lease expiration date				Jan. 31, 2026
Monthly rent expense				$ 1,320
Repayments of notes payable related party					$ (0)	$ 50,000
Note balance					100,000		$ 0
Significant Shareholder Note Payable [Member]
DisclosureLineElements [Line Items]
Debt face amount			$ 100,000
Interest rate			9.00%
Maturity date			Apr. 18, 2026
Repayments of notes payable related party					0
Accrued interest					1,726
Note balance					100,000
Promissory Note Agreement [Member]
DisclosureLineElements [Line Items]
Interest rate								8.00%
Promissory Note Agreement [Member] | CEO Promissory Note [Member]
DisclosureLineElements [Line Items]
Debt face amount		$ 75,000
Interest rate		2.50%
Maturity date		Nov. 02, 2027
Repayments of notes payable related party					0
Accrued interest					460
Note balance					75,000
Promissory Note Agreement 1 [Member] | CEO Promissory Note [Member]
DisclosureLineElements [Line Items]
Debt face amount	$ 35,000
Interest rate	2.50%
Maturity date	Nov. 15, 2027
Repayments of notes payable related party					0
Accrued interest					115
Note balance					35,000
Chief Executive Officer [Member]
DisclosureLineElements [Line Items]
Related party advances					0		$ 0
Annual salary					$ 175,000